Supplemental Guarantor Condensed Consolidating Financial Statements - Schedule of the Cash Flows (Details) - USD ($) $ in Millions	3 Months Ended									12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	$ (63)	$ 65	$ (188)	$ 23	$ (165)	$ (69)	$ (180)	$ (143)	$ (300)	$ (265)	$ (692)	$ (527)
Adjustments to reconcile to net cash (used in) provided by operating activities:
Depreciation and amortization (including amortization netted against equity earnings in affiliates and revenues)	277				292					1,163	1,212	1,331
Charges (gains) related to other operating expenses and other income	(34)				2					112	103	122
Other non-cash and non-operating items, net	(49)				(34)					3	(9)	(40)
(Decrease) increase in cash, excluding the effects of acquisitions and dispositions, resulting from changes in operating assets and liabilities	(233)				(139)					0	59	(119)
Net cash provided by operating activities	(102)				(44)					1,013	673	767
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from dispositions, net of expenses paid	2				2					270	18	0
Additions to property and equipment	(67)				(54)					(308)	(194)	(193)
Payments to secure customer service contracts, including outlays for conversion, and capitalized systems development costs	(78)				(62)					(259)	(185)	(177)
Acquisitions, net of cash acquired	(8)				0					(31)	(12)	(33)
Contributions to equity method investments										0	0	(8)
Proceeds from sale of property and equipment	0				2					3	12	8
Distributions and dividends from subsidiaries	0				0					0	0	0
Other investing activities										(4)	8	6
Purchase of investments	(16)				0
Net cash used in investing activities	(167)				(112)					(329)	(353)	(397)
CASH FLOWS FROM FINANCING ACTIVITIES
Short-term borrowings, net	337				327					12	(109)	99
Proceeds from issuance of long-term debt										350	0	0
Debt modification and related financing costs, net	0				(91)					(343)	(10)	17
Principal payments on long-term debt	(20)				(19)					(2,261)	(93)	(84)
Proceeds from sale-leaseback transactions										0	0	14
Distributions and dividends paid to noncontrolling interests and redeemable noncontrolling interest	(63)				(52)					(266)	(224)	(262)
Distributions paid to equity holders	0				0					0	0	0
Purchase of noncontrolling interest										(1)	(24)	(25)
Capital transactions with parent, net	(1)				(19)					1,788	(30)	(8)
Intercompany	0				0					0	0	0
Net cash used in financing activities	253				146					(721)	(490)	(249)
Effect of exchange rate changes on cash and cash equivalents	(2)				(6)					(30)	(13)	1
Change in cash and cash equivalents	(18)				(16)					(67)	(183)	122
Cash and cash equivalents at beginning of period	358			409	425				608	425	608	486
Cash and cash equivalents at end of period	340	358			409	425				358	425	608
Reportable legal entities | FDC Parent Company
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	(112)				(201)					(458)	(869)	(701)
Adjustments to reconcile to net cash (used in) provided by operating activities:
Depreciation and amortization (including amortization netted against equity earnings in affiliates and revenues)	4				3					10	7	8
Charges (gains) related to other operating expenses and other income	(70)				(1)					189	79	102
Other non-cash and non-operating items, net	(153)				(109)					(737)	(498)	(484)
(Decrease) increase in cash, excluding the effects of acquisitions and dispositions, resulting from changes in operating assets and liabilities	(258)				(322)					(702)	(452)	(606)
Net cash provided by operating activities	(589)				(630)					(1,698)	(1,733)	(1,681)
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from dispositions, net of expenses paid	0				0					0	0
Additions to property and equipment	(4)				(1)					(8)	0	(3)
Payments to secure customer service contracts, including outlays for conversion, and capitalized systems development costs	0				0					0	(1)	(1)
Acquisitions, net of cash acquired	(8)									0	(12)	(33)
Contributions to equity method investments												0
Proceeds from sale of property and equipment					0					0	0	0
Distributions and dividends from subsidiaries	36				28					75	178	225
Other investing activities										0	0	3
Purchase of investments	(16)
Net cash used in investing activities	8				27					67	165	191
CASH FLOWS FROM FINANCING ACTIVITIES
Short-term borrowings, net	372				326					10	0	0
Proceeds from issuance of long-term debt										350
Debt modification and related financing costs, net					(91)					(343)	(10)	17
Principal payments on long-term debt	0				0					(2,183)	(16)	(3)
Proceeds from sale-leaseback transactions												0
Distributions and dividends paid to noncontrolling interests and redeemable noncontrolling interest	0				0					0	0	0
Distributions paid to equity holders	0				0					0	0	0
Purchase of noncontrolling interest										0	0	0
Capital transactions with parent, net	(1)				(19)					1,788	(30)	(8)
Intercompany	223				358					1,973	1,433	1,549
Net cash used in financing activities	594				574					1,595	1,377	1,555
Effect of exchange rate changes on cash and cash equivalents	0				0					0	0	0
Change in cash and cash equivalents	13				(29)					(36)	(191)	65
Cash and cash equivalents at beginning of period	0			7	36				227	36	227	162
Cash and cash equivalents at end of period	13	0			7	36				0	36	227
Reportable legal entities | Guarantor Subsidiaries
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	185				141					881	483	447
Adjustments to reconcile to net cash (used in) provided by operating activities:
Depreciation and amortization (including amortization netted against equity earnings in affiliates and revenues)	170				173					683	715	794
Charges (gains) related to other operating expenses and other income	2				2					(97)	28	20
Other non-cash and non-operating items, net	(99)				(95)					(367)	(268)	(332)
(Decrease) increase in cash, excluding the effects of acquisitions and dispositions, resulting from changes in operating assets and liabilities	(14)				143					632	375	591
Net cash provided by operating activities	244				364					1,732	1,333	1,520
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from dispositions, net of expenses paid	2				2					270	10
Additions to property and equipment	(37)				(17)					(124)	(68)	(70)
Payments to secure customer service contracts, including outlays for conversion, and capitalized systems development costs	(59)				(43)					(183)	(124)	(133)
Acquisitions, net of cash acquired	0									(31)	0	0
Contributions to equity method investments												(8)
Proceeds from sale of property and equipment					2					2	5	2
Distributions and dividends from subsidiaries	57				44					232	190	219
Other investing activities										0	7	(4)
Purchase of investments	0
Net cash used in investing activities	(37)				(12)					166	20	6
CASH FLOWS FROM FINANCING ACTIVITIES
Short-term borrowings, net	0				0					0	0	0
Proceeds from issuance of long-term debt										0
Debt modification and related financing costs, net					0					0	0	0
Principal payments on long-term debt	(16)				(17)					(73)	(67)	(57)
Proceeds from sale-leaseback transactions												14
Distributions and dividends paid to noncontrolling interests and redeemable noncontrolling interest	0				0					0	0	0
Distributions paid to equity holders	0				0					0	0	0
Purchase of noncontrolling interest										0	0	0
Capital transactions with parent, net	0				0					0	0	0
Intercompany	(191)				(343)					(1,840)	(1,274)	(1,485)
Net cash used in financing activities	(207)				(360)					(1,913)	(1,341)	(1,528)
Effect of exchange rate changes on cash and cash equivalents	4				(4)					5	(2)	0
Change in cash and cash equivalents	4				(12)					(10)	10	(2)
Cash and cash equivalents at beginning of period	23			21	33				23	33	23	25
Cash and cash equivalents at end of period	27	23			21	33				23	33	23
Reportable legal entities | Non-Guarantor Subsidiaries
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	74				81					439	480	522
Adjustments to reconcile to net cash (used in) provided by operating activities:
Depreciation and amortization (including amortization netted against equity earnings in affiliates and revenues)	103				116					470	490	529
Charges (gains) related to other operating expenses and other income	34				1					20	(4)	0
Other non-cash and non-operating items, net	(7)				(16)					(20)	(29)	(19)
(Decrease) increase in cash, excluding the effects of acquisitions and dispositions, resulting from changes in operating assets and liabilities	39				40					70	136	(104)
Net cash provided by operating activities	243				222					979	1,073	928
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from dispositions, net of expenses paid	0				0					0	8
Additions to property and equipment	(26)				(36)					(176)	(126)	(120)
Payments to secure customer service contracts, including outlays for conversion, and capitalized systems development costs	(19)				(19)					(76)	(60)	(43)
Acquisitions, net of cash acquired	0									0	0	0
Contributions to equity method investments												0
Proceeds from sale of property and equipment					0					1	7	6
Distributions and dividends from subsidiaries	0				0					0	0	0
Other investing activities										(4)	1	7
Purchase of investments	0
Net cash used in investing activities	(45)				(55)					(255)	(170)	(150)
CASH FLOWS FROM FINANCING ACTIVITIES
Short-term borrowings, net	(35)				1					2	(109)	99
Proceeds from issuance of long-term debt										0
Debt modification and related financing costs, net					0					0	0	0
Principal payments on long-term debt	(4)				(2)					(5)	(10)	(24)
Proceeds from sale-leaseback transactions												0
Distributions and dividends paid to noncontrolling interests and redeemable noncontrolling interest	(8)				(10)					(45)	(41)	(54)
Distributions paid to equity holders	(112)				(87)					(453)	(373)	(424)
Purchase of noncontrolling interest										(1)	(24)	(25)
Capital transactions with parent, net	(36)				(27)					(75)	(178)	(228)
Intercompany	(32)				(15)					(133)	(159)	(64)
Net cash used in financing activities	(227)				(140)					(710)	(894)	(720)
Effect of exchange rate changes on cash and cash equivalents	(6)				(2)					(35)	(11)	1
Change in cash and cash equivalents	(35)				25					(21)	(2)	59
Cash and cash equivalents at beginning of period	335			381	356				358	356	358	299
Cash and cash equivalents at end of period	300	335			381	356				335	356	358
Consolidation Adjustments
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	(210)				(186)					(1,127)	(786)	(795)
Adjustments to reconcile to net cash (used in) provided by operating activities:
Depreciation and amortization (including amortization netted against equity earnings in affiliates and revenues)	0				0					0	0	0
Charges (gains) related to other operating expenses and other income	0				0					0	0	0
Other non-cash and non-operating items, net	210				186					1,127	786	795
(Decrease) increase in cash, excluding the effects of acquisitions and dispositions, resulting from changes in operating assets and liabilities	0				0					0	0	0
Net cash provided by operating activities	0				0					0	0	0
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from dispositions, net of expenses paid	0				0					0	0
Additions to property and equipment	0				0					0	0	0
Payments to secure customer service contracts, including outlays for conversion, and capitalized systems development costs	0				0					0	0	0
Acquisitions, net of cash acquired	0									0	0	0
Contributions to equity method investments												0
Proceeds from sale of property and equipment					0					0	0	0
Distributions and dividends from subsidiaries	(93)				(72)					(307)	(368)	(444)
Other investing activities										0	0	0
Purchase of investments	0
Net cash used in investing activities	(93)				(72)					(307)	(368)	(444)
CASH FLOWS FROM FINANCING ACTIVITIES
Short-term borrowings, net	0				0					0	0	0
Proceeds from issuance of long-term debt										0
Debt modification and related financing costs, net					0					0	0	0
Principal payments on long-term debt	0				0					0	0	0
Proceeds from sale-leaseback transactions												0
Distributions and dividends paid to noncontrolling interests and redeemable noncontrolling interest	(55)				(42)					(221)	(183)	(208)
Distributions paid to equity holders	112				87					453	373	424
Purchase of noncontrolling interest										0	0	0
Capital transactions with parent, net	36				27					75	178	228
Intercompany	0				0					0	0	0
Net cash used in financing activities	93				72					307	368	444
Effect of exchange rate changes on cash and cash equivalents	0				0					0	0	0
Change in cash and cash equivalents	0				0					0	0	0
Cash and cash equivalents at beginning of period	0			$ 0	0				$ 0	0	0	0
Cash and cash equivalents at end of period	$ 0	$ 0			$ 0	$ 0				$ 0	$ 0	$ 0